Expected realization of deferred tax assets on temporary differences, tax loss and negative basis of social contribution (Details)	12 Months Ended
Dec. 31, 2021 BRL (R$)
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	R$ 36,976,562,000
Social contribution	28,933,144,000
Temporary differences [member] | Expected Realization Of Deferred Tax Assets 2022 [Member]
IfrsStatementLineItems [Line Items]
Income tax	6,967,679,000
Social contribution	5,395,585,000
Temporary differences [member] | Expected Realization Of Deferred Tax Assets 2023 [Member]
IfrsStatementLineItems [Line Items]
Income tax	9,372,760,000
Social contribution	7,399,519,000
Temporary differences [member] | Expected Realization Of Deferred Tax Assets 2024 [Member]
IfrsStatementLineItems [Line Items]
Income tax	8,750,119,000
Social contribution	6,957,184,000
Temporary differences [member] | Expected Realization Of Deferred Tax Assets 2025 [Member]
IfrsStatementLineItems [Line Items]
Income tax	8,015,469,000
Social contribution	6,376,626,000
Temporary differences [member] | Expected Realization Of Deferred Tax Assets 2026 [Member]
IfrsStatementLineItems [Line Items]
Income tax	3,128,464,000
Social contribution	2,329,969,000
Temporary differences [member] | Expected Realization Of Deferred Tax Assets 2027 [Member]
IfrsStatementLineItems [Line Items]
Income tax	160,155,000
Social contribution	109,082,000
Temporary differences [member] | Expected Realization Of Deferred Tax Assets 2028 [Member]
IfrsStatementLineItems [Line Items]
Income tax	197,770,000
Social contribution	140,197,000
Temporary differences [member] | Expected Realization Of Deferred Tax Assets 2029 [Member]
IfrsStatementLineItems [Line Items]
Income tax	44,134,000
Social contribution	27,309,000
Temporary differences [member] | Expected Realization Of Deferred Tax Assets 2030 [Member]
IfrsStatementLineItems [Line Items]
Income tax	174,032,000
Social contribution	105,244,000
Temporary differences [member] | Expected Realization Of Deferred Tax Assets 2031 [Member]
IfrsStatementLineItems [Line Items]
Income tax	165,980,000
Social contribution	92,429,000
Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	9,956,921,000
Social contribution	8,744,998,000
Carry Forward Tax Losses [Member] | Expected Realization Of Deferred Tax Assets 2022 [Member]
IfrsStatementLineItems [Line Items]
Income tax	207,454,000
Social contribution	180,258,000
Carry Forward Tax Losses [Member] | Expected Realization Of Deferred Tax Assets 2023 [Member]
IfrsStatementLineItems [Line Items]
Income tax	218,218,000
Social contribution	191,937,000
Carry Forward Tax Losses [Member] | Expected Realization Of Deferred Tax Assets 2024 [Member]
IfrsStatementLineItems [Line Items]
Income tax	173,809,000
Social contribution	187,830,000
Carry Forward Tax Losses [Member] | Expected Realization Of Deferred Tax Assets 2025 [Member]
IfrsStatementLineItems [Line Items]
Income tax	130,871,000
Social contribution	163,567,000
Carry Forward Tax Losses [Member] | Expected Realization Of Deferred Tax Assets 2026 [Member]
IfrsStatementLineItems [Line Items]
Income tax	1,518,126,000
Social contribution	1,254,345,000
Carry Forward Tax Losses [Member] | Expected Realization Of Deferred Tax Assets 2027 [Member]
IfrsStatementLineItems [Line Items]
Income tax	2,033,931,000
Social contribution	1,625,597,000
Carry Forward Tax Losses [Member] | Expected Realization Of Deferred Tax Assets 2028 [Member]
IfrsStatementLineItems [Line Items]
Income tax	1,940,771,000
Social contribution	1,525,406,000
Carry Forward Tax Losses [Member] | Expected Realization Of Deferred Tax Assets 2029 [Member]
IfrsStatementLineItems [Line Items]
Income tax	2,036,014,000
Social contribution	1,609,721,000
Carry Forward Tax Losses [Member] | Expected Realization Of Deferred Tax Assets 2030 [Member]
IfrsStatementLineItems [Line Items]
Income tax	1,690,665,000
Social contribution	1,819,388,000
Carry Forward Tax Losses [Member] | Expected Realization Of Deferred Tax Assets 2031 [Member]
IfrsStatementLineItems [Line Items]
Income tax	7,062,000
Social contribution	186,949,000
Total [Member]
IfrsStatementLineItems [Line Items]
Total	84,611,625,000
Total [Member] | Expected Realization Of Deferred Tax Assets 2022 [Member]
IfrsStatementLineItems [Line Items]
Total	17,182,434,000
Total [Member] | Expected Realization Of Deferred Tax Assets 2021 [Member]
IfrsStatementLineItems [Line Items]
Total	12,750,976,000
Total [Member] | Expected Realization Of Deferred Tax Assets 2023 [Member]
IfrsStatementLineItems [Line Items]
Total	16,068,942,000
Total [Member] | Expected Realization Of Deferred Tax Assets 2024 [Member]
IfrsStatementLineItems [Line Items]
Total	14,686,533,000
Total [Member] | Expected Realization Of Deferred Tax Assets 2025 [Member]
IfrsStatementLineItems [Line Items]
Total	8,230,904,000
Total [Member] | Expected Realization Of Deferred Tax Assets 2026 [Member]
IfrsStatementLineItems [Line Items]
Total	3,928,765,000
Total [Member] | Expected Realization Of Deferred Tax Assets 2027 [Member]
IfrsStatementLineItems [Line Items]
Total	3,804,144,000
Total [Member] | Expected Realization Of Deferred Tax Assets 2028 [Member]
IfrsStatementLineItems [Line Items]
Total	3,717,178,000
Total [Member] | Expected Realization Of Deferred Tax Assets 2030 [Member]
IfrsStatementLineItems [Line Items]
Total	3,789,329,000
Total [Member] | Expected Realization Of Deferred Tax Assets 2031 [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 452,420,000